SHARE OPTION PLAN (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	435,000	435,000	480,000	350,000
Expected life of options (in years)	5 years	3 years 6 months	3 years 6 months	2 years
Vesting period (in years)	3 years
Granted (in dollars per share)	$ 8.73	$ 8.73	$ 8.79	$ 13.45
Weighted average fair value of options granted (in dollars per share)		$ 3.06	$ 2.87	$ 1.76
Risk free interest rate		1.80%	0.33%	1.40%
Expected share price volatility		45.60%	44.60%	21.60%
Expected dividend yield		0.00%	0.00%	0.00%
Options exercised (in shares)		85,500	129,000	17,500
Total intrinsic value of options exercised during the period		$ 0.1	$ 0.1	$ 0.2
New shares issued (in shares)		10,786		6,869
Exercisable at end of year (in shares)		919,667	578,500	418,167
Intrinsic value of exercisable options		$ 0.2	$ 0.0	$ 0.0
Weighted average remaining contractual term		1 year 8 months 12 days
Unrecognized compensation costs related to non-vested options granted		$ 1.0	1.0	0.7
Nonvested options, intrinsic value		$ 1.0	$ 0.0	$ 0.0
Unrecognized compensation costs, period of recognition (in years)		1 year 2 months 12 days	10 months 24 days	8 months 12 days
Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options, compensation cost recognized in the period		$ 1.4
APIC, share-based payment arrangement, option, increase for cost recognition		$ 1.4	$ 1.0	$ 0.9